Common Stock (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock (Details) [Line Items]
Common stock shares authorized	500,000,000	250,030,433	250,030,433
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares authorized	1,000,000
Legacy Sound Hound [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized	73,561,334
Preferred stock shares authorized	106,949,326
Legacy Sound Hound [Member] | Business Combination [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized		250,030,433
Preferred Stock [Member]
Common Stock (Details) [Line Items]
Preferred stock shares issued	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Class A Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized	455,000,000	455,000,000	455,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Converted shares	140,114,060	106,949,326
Class B Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares authorized	44,000,000	44,000,000	44,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Converted shares	40,396,600
Common Stock [Member]
Common Stock (Details) [Line Items]
Converted shares	180,510,660